Global Real Estate Investments Fund
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

January 26, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:          Global Real Estate Investments Fund (the “Fund”)
File Nos.: 333-160919 and 811-22322

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 21, 2011, and filed electronically as Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-2 on January 21, 2011.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
U.S. Bancorp Fund Services, LLC